Installment Loans (Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 54,672		¥ 59,227		¥ 60,071
Provision (Reversal)		22,525		17,265		22,667
Charge-offs		(20,430)		(20,566)		(22,756)
Recoveries		1,217		1,101		934
Other		27	[1]	(2,355)	[2]	(1,689)	[3]
Ending balance		58,011		54,672		59,227
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	4,292		6,061		8,233
Provision (Reversal)	[4]	(331)		(539)		(1,247)
Charge-offs	[4]	(822)		(1,375)		(841)
Recoveries	[4]	126		152		232
Other	[4],[5]	(79)	[1]	(7)	[2]	(316)	[3]
Ending balance	[4]	¥ 3,186		¥ 4,292		¥ 6,061

[1]	Other mainly includes foreign currency translation adjustments.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[5]	Other includes foreign currency translation adjustments.